Fees Summary	Feb. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 802,000
Previously Paid Amount	0.00
Total Fee Amount	122.79
Total Offset Amount	0.00
Net Fee	122.79
Narrative - Max Aggregate Offering Price	$ 802,000
Final Prospectus	true